Investment Securities (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021
Investment Securities
Unrealized losses in the investment securites portfolio relating to debt securities		$ 62,300,000
Proceeds from sales of investment securities available for sale	$ 56,300,000
Gross losses	56,000
Gains on sales of available for sale securities	$ 2,700,000
Securities pledged to secure public deposits		$ 96,000,000	$ 98,600,000